Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 502,773	$ 329,063
Restricted cash	2,002	1,845
Accounts receivable, net of allowance	46,914	40,802
Due from related parties	4,225	289
Fixed assets, net of accumulated depreciation and amortization	10,362	17,189
Intangible assets, net of accumulated amortization	32,352	38,932
Goodwill	34,383	34,383
Prepaid expenses and other assets	24,313	25,792
Right-of-use lease assets	39,912	53,444
Deferred tax asset, net	21,091	1,214
Total assets	718,327	542,953
Liabilities and Equity
Accrued compensation and benefits	311,500	213,524
Deferred compensation programs	11,221	17,208
Accounts payable, accrued expenses and other liabilities	31,048	22,246
Deferred revenue	7,845	10,598
Lease liabilities	43,448	58,229
Debt, net of unamortized debt discounts and issuance costs	0	146,965
Warrant liabilities	27,805	0
Amount due pursuant to tax receivable agreement	14,108	0
Total liabilities	446,975	468,770
Commitments and Contingencies
Additional paid-in-capital	158,131	0
Retained earnings (accumulated deficit)	(18,075)	0
Accumulated other comprehensive income (loss)	(1,746)	(2,326)
Treasury stock, at cost (1,000,000 shares of Class A common stock at December 31, 2021)	(12,000)	0
Partners' capital	0	76,509
Total Perella Weinberg Partners equity / Partners’ capital	126,319	74,183
Non-controlling interests	145,033	0
Total equity	271,352	74,183
Total liabilities and equity	718,327	542,953
Class A common stock
Liabilities and Equity
Common stock value	4	0
Class B common stock
Liabilities and Equity
Common stock value	$ 5	$ 0